SEGMENT INFORMATION (Net sales by major product group) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Jan. 01, 2017
Disclosure of products and services [line items]
Net sales	$ 2,750,816	$ 2,585,070
Activewear and underwear
Disclosure of products and services [line items]
Net sales	2,169,709	1,993,012
Socks and hosiery
Disclosure of products and services [line items]
Net sales	$ 581,107	$ 592,058